Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-term Liabilities [Abstract]
Other Long-term Liabilities

Other long-term liabilities are comprised of the following obligations.

	December 31,
	2015	2014
Asset retirement obligations	$70.4	$57.3
Mandatorily redeemable preferred interests	82.9	—
Deferred revenue and other	26.9	6.0

Total long-term liabilities	$180.2	$63.3

Schedule of Changes in Long-term Liabilities Attributable to Mandatorily Redeemable Preferred Interests
The changes in ARO are as follows:

	2015	2014
Beginning of period	$57.3	$50.9
Fair value of ARO acquired with APL merger	4.0	—
Change in cash flow estimate	3.8	2.1
Accretion expense	5.3	4.5
Retirement of ARO	—	(0.2)

End of period	$70.4	$57.3

Changes in Aggregate Asset Retirement Obligations

The following table shows the changes in long-term liabilities attributable to mandatorily redeemable preferred interests:

Liability attributable to mandatorily redeemable preferred interests
Balance at December 31, 2014	$—
Acquired mandatorily redeemable preferred interests	109.3
Income attributable to mandatorily redeemable preferred interests	2.8
Other activity, net	1.4
Change in estimated redemption value	(30.6)

Balance at December 31, 2015	$82.9